First Trust Nasdaq Transportation ETF Investment Strategy - First Trust Nasdaq Transportation ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the top 30 to 50 factor-ranked securities from U.S. transportation companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the (i) auto services; (ii) tires; (iii) automobiles; (iv) auto parts; (v) airlines; (vi) trucking; (vii) commercial vehicles and parts; (viii) railroads; (ix) railroad equipment; (x) marine transportation; (xi) delivery services; (xii) commercial vehicle-equipment leasing; and (xiii) transportation services subsectors according to the Industry Classification Benchmark (the "ICB"). According to the ICB, companies comprising these sectors or subsector include: (i) companies that provide assistance to individual vehicle owners; (ii) manufacturers, distributors and re-treaders of automobile, truck and motorcycle tires; (iii) makers of passenger vehicles, including cars, sport utility vehicles (SUVs) and light trucks, excluding makers of heavy trucks and makers of recreational vehicles (RVs and ATVs); (iv) manufacturers and distributors of new and replacement parts for motorcycles and automobiles, such as engines, carburetors and batteries, excluding producers of tires, which are classified under tires subsector; (v) companies providing primarily passenger air transport, excluding airports; (vi) companies that provide commercial trucking or mass public bus services, excluding road and tunnel operators; (vii) companies that design, develop, manufacture, and distribute light, medium and heavy-duty trucks and vans, including related aftermarket distribution of parts; (viii) companies that operate railway systems for transporting goods and mass public rail services; (ix) companies that manufacture, supply and distribute railroad supplies; (x) providers of on-water transportation for commercial markets, such as container shipping, including includes shipbuilders, but excluding ports, which are classified under transportation services; (xi) operators of mail and package delivery services for commercial and consumer use, including courier and logistic services primarily involving air transportation; (xii) companies that rents and lease operational equipment to commercial clients, such as: rails, tankers, freight cars, related equipment plus aviation assets (jets and airplanes); (xiii) companies providing services to the industrial transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods, and companies that provide aircraft and vehicle maintenance services. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 43 securities with market capitalization ranges from $2.95 billion to $1.58 trillion. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 43 securities with market capitalization ranges from $2.95 billion to $1.58 trillion. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and industrials companies, although this may change from time to time.